Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2019
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,020,456	-	20,020,456	-
Wealth management products	634,307,598	-	634,307,598	-
Loans held-for-sale	66,698,869	-	66,698,869	-
Total	721,026,923	-	721,026,923	-

	December 31, 2018
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	682,252,159	-	682,252,159	-
Loans held-for-sale	-	-	-	-
Total	682,252,159	-	682,252,159	-